SUPPLEMENTAL CASH FLOW DISCLOSURES (Details Narrative) - CAD ($)		12 Months Ended
	Mar. 10, 2021	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Description for common stock and warrants activity	The warrants have an exercise price of $0.50 each and convert to one common share, and expire on March 17, 2023
Vital intelligence inc [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			1,200,000
Description for common stock and warrants activity			These warrants have an exercise price of $13.35 per warrant, each convert to one common share, and have a life of two years.
Warrant exercise price			$ 13.35
Common shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			371,901
Rental Services [Member]
IfrsStatementLineItems [Line Items]
Non - cash transfer of equipment from inventory		$ 508,607